Consolidated statements of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash equivalents	R$ 479,807	R$ 911,335
Restricted cash	34,800	168,862
Trade receivables	1,416,263	2,769,757
Inventories	1,099,374	1,780,247
Taxes recoverable	68,248	103,792
Derivative financial instruments	3,748	47,677
Commodity forward contracts	31,734	137,660
Advances to suppliers	88,724	246,653
Other assets	146,359	49,141
Total current assets	3,369,057	6,215,124
Non-current assets
Trade receivables	54,467	56,042
Other assets	12,542	9,067
Commodity forward contracts	0	3,000
Judicial deposits	28,273	10,520
Right-of-use assets	127,126	202,222
Taxes recoverable	331,535	299,228
Deferred tax assets	53,911	340,909
Investments	5,780	4,486
Property, plant and equipment	196,394	236,781
Intangible assets	120,455	971,345
Total non-current assets	930,483	2,133,600
Total assets	4,299,540	8,348,724
Current liabilities
Trade payables	2,891,741	3,844,541
Lease liabilities	80,670	96,222
Borrowings	999,432	1,190,961
Agribusiness Receivables Certificates	410,515	918
Obligations to quota holders	501,886	205,088
Payables for the acquisition of subsidiaries	141,767	179,309
Derivative financial instruments	31,411	75,017
Commodity forward contracts	33,164	65,641
Salaries and social charges	189,615	174,665
Taxes payable	108,375	41,612
Dividends payable	29,168	6,397
Warrant liabilities	1,953	22,421
Liability for FPA Shares	0	168,862
Advances from customers	83,944	235,037
Other liabilities	189,618	66,495
Total current liabilities	5,693,259	6,373,186
Non-current liabilities
Trade payables	88	592
Lease liabilities	63,399	120,524
Borrowings	19,867	34,609
Agribusiness Receivables Certificates	0	404,647
Commodity forward contracts	0	316
Payables for the acquisition of subsidiaries	6,250	26,933
Provision for contingencies	13,957	14,002
Other liabilities	598	590
Taxes payable	8,102	1,886
Deferred tax liabilities	9,621	12,424
Total non-current liabilities	121,882	616,523
Equity
Share Capital	593	591
Additional Paid-in Capital	2,098,937	2,109,561
Capital reserve	40,161	30,180
Other comprehensive loss	4,819	5,444
Accumulated losses	(3,690,659)	(1,023,165)
Equity attributable to shareholders of the Parent Company	(1,546,149)	1,122,611
Non-controlling interest	30,548	236,404
Total equity	(1,515,601)	1,359,015
Total liabilities and equity	R$ 4,299,540	R$ 8,348,724